Expense Example, No Redemption	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A 1 Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A 3 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A 5 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A 10 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C 1 Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C 3 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C 5 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C 10 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I 1 Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I 3 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I 5 Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I 10 Years
USD ($)	547	723	914	1,464	152	494	860	1,660	50	181	324	740	564	754	960	1,553	170	526	907	1,777	68	214	373	835